Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Income (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets available for benefits per the financial statements	$ 10,669,765
Deemed distribution of participant loans at end of year	(155,595)
Deemed distribution of participant loans at beginning of year	217,820
Net income per the Form 5500	$ 10,731,990